Annual Total Returns[BarChart] - The Hartford Emerging Markets Local Debt Fund - Class A	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	22.13%	(7.66%)	(5.45%)	(14.66%)	9.41%	16.51%	(8.33%)	13.98%	2.78%